Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

NOTE 7 – INTANGIBLE ASSETS AND GOODWILL

INTANGIBLE ASSETS

The Company’s intangible assets as of December 31, 2013 consist of customer relationships acquired in the Merger, which are amortized over their estimated life of six years, using the straight-line method, as follows (in thousands):

Customer relationships	$1,453
Accumulated amortization	(120)

Total	$1,333

Amortization expense was approximately $120,000 for the year ended December 31, 2013. The Company did not have intangible assets or amortization expense for the years ended December 31, 2012 or 2011.

The estimated future amortization of amortizable intangible assets over the remaining weighted average useful life of 5.5 years is as follows (in thousands):

Years ended December 31,
2014	$242
2015	242
2016	242
2017	242
2018	242
Thereafter	123

$1,333

GOODWILL

Goodwill at December 31, 2013 represents the excess of purchase price over the fair value amounts assigned to the identifiable assets acquired and liabilities assumed from the acquisition of Converted Organics.

During the fourth quarter of 2013, during the Company’s final purchase price allocation, the Company recorded two goodwill adjustments, including a credit of $49,000, related to a reduction of Converted Organics accrued liabilities, partially offset by a debit adjustment related to the identification of a Converted Organics deferred tax liability of approximately $43,000. These adjustments resulted in a retrospective decrease to goodwill of approximately $6,000.